Basis of Presentation, Significant Accounting Policies, and Recently Issued Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Schedule of balance sheet line items that were adjusted due to adoption of ASU No. 2015-03

	As of December 31, 2014
	As Reported	As Adjusted
	(in thousands)
Other noncurrent assets	$1,866	$1,434
Total assets	$616,201	$615,769
Term loan	$65,000	$—
Term loan, net of unamortized deferred financing costs	$—	$64,568
Total liabilities	$238,269	$237,837
Total liabilities and owners’ equity	$616,201	$615,769